INDEBTEDNESS (DETAILS)	4 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended
	May 14, 2012 USD ($)	May 14, 2012 CAD	Jan. 03, 2014 USD ($)	Dec. 28, 2012 USD ($)	Dec. 30, 2011 USD ($)	Jan. 03, 2014 Senior Debt Obligations [Member] USD ($)	Jan. 03, 2014 3.85% Senior Notes (net of discount) [Member] USD ($)	Dec. 28, 2012 3.85% Senior Notes (net of discount) [Member] USD ($)	Mar. 15, 2012 3.85% Senior Notes (net of discount) [Member] USD ($)	Jan. 03, 2014 5.00% Senior Notes (net of discount) [Member] USD ($)	Dec. 28, 2012 5.00% Senior Notes (net of discount) [Member] USD ($)	Mar. 15, 2012 5.00% Senior Notes (net of discount) [Member] USD ($)	Jan. 03, 2014 7.50% Canadian Notes (including premium) [Member] USD ($)	Dec. 28, 2012 7.50% Canadian Notes (including premium) [Member] USD ($)	Jan. 03, 2014 Foreign Line of Credit [Member] USD ($)	Dec. 28, 2012 Foreign Line of Credit [Member] USD ($)	Jan. 03, 2014 Revolving Line of Credit [Member] USD ($)	Dec. 28, 2012 Revolving Line of Credit [Member] USD ($)	Jan. 03, 2014 Credit Facility Term Loan [Member] USD ($)	Dec. 28, 2012 Credit Facility Term Loan [Member] USD ($)
Capital leases, future minimum payments due [Abstract]
Less than one year			$ 20,600,000
Second year			11,100,000
Third year			9,200,000
Fourth year			4,100,000
Fifth year			100,000
Total minimum lease payments			45,100,000
Less: amounts representing interest			1,600,000
Present value of net minimum lease payments			43,500,000
Indebtedness [Abstract]
Bank term loans, net of debt issuance costs			601,800,000	666,300,000
Senior Notes (net of discount)						999,100,000	399,600,000	399,500,000		599,500,000	599,500,000			203,800,000
Revolving line of credit				100,500,000														100,500,000
Other indebtedness			110,600,000	94,700,000
Total indebtedness			1,711,500,000	2,064,300,000
Outstanding debt						1,000,000,000			400,000,000			600,000,000							605,000,000	670,000,000
Interest rate at period end																			1.67%	1.71%
Senior credit facility [Abstract]
2011 Credit Facility term loan, description of variable rate basis			London Interbank Offered Rate
2011 Credit Facility term loan, basis spread on variable rate																			1.50%
Line of credit facility, maximum borrowing capacity															51,300,000	50,800,000
Line of credit facility, maximum borrowing capacity in foreign currencies															500,000,000	400,000,000
Line of credit facility, maximum sublimit for financial letters of credit																			500,000,000
Line of credit facility, sublimit restricted payment basket																			200,000,000	150,000,000
Subsidiary guarantors percent threshold individual basis																			10.00%
Subsidiary guarantors percent threshold consolidated basis																			80.00%
Repayment of revolving line of credit			1,124,100,000	583,600,000	115,700,000
Senior Notes and Canadian Notes [Abstract]
Senior Notes, unamortized discount						900,000
Senior Notes, unamortized premium														28,000,000
Senior Notes, aggregate principal amount														203,800,000
Senior Notes, interest rate, stated percentage									3.85%			5.00%
Senior Notes, issuer redemption price in whole percent of principal						100.00%
Senior Notes, change of control triggering event redemption price percent of principal						101.00%
Senior Notes, future indebtedness threshold for guarantors							100,000,000			100,000,000
Senior Notes, issuer redemption price in whole or in part percent of principal						100.00%
Senior Notes, issuer redemption price for all or portion, percent of principal						100.00%
Business acquisition [Abstract]
Business acquisition - liabilities assumed	175,000,000	175,000,000
Extinguishment of Canadian Notes Disclosure [Abstract]
Gain on extinguishment of notes													4,100,000
Write-off of Canadian Notes premium			23,200,000										23,200,000
Prepayment fee													19,100,000
Revolving line of credit [Abstract]
Letters of credit issued, amount																	108,300,000
Amounts available on our revolving credit facility															49,000,000	47,700,000	891,700,000
Average daily revolving line of credit balances																	135,200,000	139,500,000
Maximum amounts outstanding at any one point																	236,400,000	420,000,000
Effective average interest rates on the revolving line of credit																	2.40%	1.90%
Other indebtedness [Abstract]
Notes payable, five-year loan notes, and foreign credit lines			67,100,000	35,500,000
Notes payable, weighted-average interest rate			3.57%	4.68%
Obligations under capital leases			43,500,000	59,200,000
Line of credit facility, aggregate borrowing capacity															51,300,000	50,800,000
Amounts available on our revolving credit facility															49,000,000	47,700,000	891,700,000
Foreign currency gains (losses) on intercompany loans			(7,700,000)	800,000
Long-term debt, by maturity [Abstract]
First year			24,800,000
Second year			12,600,000
Third year			63,200,000
Fourth year			456,800,000
Fifth year			505,400,000
Thereafter			605,200,000
Total			$ 1,668,000,000